GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2021	2020
Balance at beginning of the year	$6,634	$6,553
Acquisitions through business combinations(1)	2,400	27
Assets held by subsidiaries disposed during the period(2)	(56)	—
Foreign currency translation and other	1	54
Balance at end of the year	$8,979	$6,634

(1)See Note 6, Acquisition of Businesses, for additional information.
(2)See Note 5, Disposition of Businesses, for additional information.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2021	2020
Brazilian regulated transmission operation	$2,645	$2,903
Canadian diversified midstream operation(2)	2,536	—
North American rail operations	1,867	1,929
North American residential energy infrastructure operation	1,720	1,748
Brazilian electricity transmission operation(2)	1,366	270
Peruvian toll roads	976	1,073
Indian telecom tower operation(2)	782	537
Indian toll roads(1)	658	714
U.K. telecom towers operation	480	491
U.K. port operation	289	292
Other(3)	895	985
Chilean toll roads(4)	—	825
Total	$14,214	$11,767

(1)Indian toll roads include $604 million of intangible assets at our investments in Simhapuri Expressway Limited and Rayalseema Expressway Limited and $54 million at BIF India Holdings Pte Ltd.
(2)Refer to Note 6, Acquisition of Businesses, for further details.
(3)Other intangibles are primarily comprised of customer contracts at our Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation and our natural gas operation in India.
(4)Refer to Note 5, Disposition of Businesses, for further details.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2021	2020
Canadian diversified midstream operation(1)	$2,125	$—
North American rail operations	2,105	2,126
North American residential energy infrastructure operation	1,356	1,296
Western Canadian natural gas gathering and processing operation	762	756
U.S. data center operation	503	487
Brazilian regulated transmission operation	456	490
Colombian natural gas distribution operation	433	520
U.K. telecom tower operation	341	345
Other	898	614
Total	$8,979	$6,634

(1)See Note 6, Acquisition of Businesses, for additional information.